Accrued Severance Benefits (Details)	12 Months Ended
	Dec. 31, 2014 USD ($)	Dec. 31, 2014 KRW	Dec. 31, 2013 KRW	Dec. 31, 2012 KRW
Accrued Severance Benefits.
Balance at beginning of year		263,000,000	683,000,000	916,000,000
Provisions for severance benefits	(55,000)	(60,000,000)	67,000,000	96,000,000
Severance payments		(100,000,000)	(444,000,000)	(190,000,000)
Terminated but not yet paid			(43,000,000)	(139,000,000)
Balance at end of year	$ 94,000	103,000,000	263,000,000	683,000,000